Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Leases

Note 8. Leases

We entered into various arrangements (or leases) that convey the rights to use and control identified underlying assets for a period of time in exchange for consideration.  We lease various offices and equipment.  From time to time, we may also enter into an arrangement in which the right to use and control an identified underlying asset is embedded in another type of contract.

The components of lease cost for the Company’s leases are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Operating Leases:
Lease cost	$36	40	$112	120

Finance Leases:
Amortization of ROU assets	1	-	2	-
Interest on lease liability	-	-	1	-

Total lease cost	$37	40	115	120

Supplemental information related to the Company’s leases are as follows:

	September 30, 2025	December 31, 2024

Operating lease
Weighted-average remaining lease term (in years)	2.1	2.7
Weighted-average discount rate	8.50%	8.47%
Finance lease
Weighted-average remaining lease term (in years)	3.9	4.6
Weighted-average discount rate	9.00%	9.00%

The remaining future minimum lease payments under the Company’s leases are as follows (in thousands):

	Operating Leases	Finance Leases
Three months ending December 31, 2025	$35	$1
Year ending December 31,
2026	144	4
2027	147	4
2028	13	4
2029	-	2
Total future minimum lease obligations	$339	$15
Less: imputed interest on lease obligations	(32)	(3)
Net present value of lease obligations	$307	$12
Net present value of lease obligations – current portion	122	3
Net present value of lease obligations – non - current portion	$185	$9

Supplemental cash flow and other information related to our leases were as follows (in thousands):

	September 30, 2025	December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$114	$159
Operating cash flow from finance leases	$1	$1
Financing cash flow from finance leases	$1	$1
ROU assets obtained in exchange for lease obligations for:
Operating liabilities	$-	$-
Finance liabilities	$-	$15

Note 7. Leases

We entered into various arrangements (or leases) that convey the rights to use and control identified underlying assets for a period of time in exchange for consideration. We lease various offices and equipment. From time to time, we may also enter into an arrangement in which the right to use and control an identified underlying asset is embedded in another type of contract.

The components of lease cost for the Company’s leases were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Operating Leases:
Lease cost	$159	$154

Finance Leases:
Amortization of ROU assets	1	-
Interest on lease liability	1	-

Total lease cost	$161	$154

Supplemental information related to the Company’s leases are as follows:

	As of December 31,
	2024	2023
Operating lease
Weighted-average remaining lease term (in years)	2.7	3.7
Weighted-average discount rate	8.47%	8.44%
Finance lease
Weighted-average remaining lease term (in years)	4.6	-
Weighted-average discount rate	9.00%	-

The remaining future minimum lease payments under the Company’s leases are as follows (in thousands):

Year ending December 31,	Operating Leases	Finance Leases
2025	$145	$4
2026	144	4
2027	147	4
2028	12	4
2029	-	2
Total future minimum lease obligation	$448	$18
Less: Imputed interest	(55)	(3)
Net present value of lease obligations	$393	$15
Net present value of lease obligations – current portion	116	3
Net present value of lease obligations – non-current portion	$277	$12

Supplemental cash flow and other information related to our leases were as follows (in thousands):

	December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$159	$154
Operating cash flow from finance leases	$1	$-
Financing cash flow from finance leases	$1	$-
ROU assets obtained in exchange for lease obligations for:
Operating liabilities	$-	$468
Finance liabilities	$15	$-